                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2011

Check here if Amendment [_]; Amendment Number: __________
 This Amendment (Check only one.):  [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Selz Capital LLC
Address.        1370 Avenue of the Americas (24th Floor)
                New York, NY 10019

Form 13F File Number: 28-10873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Bernard Selz
Title:          Managing Member
Phone:          (212)554-5077

Signature, Place, and Date of Signing:

         /s/ Bernard Selz             New York, NY           4/20/2011
     -------------------------  -------------------------  --------------
            [Signature]               [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number       Name

     28-_________________       None
     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           -0-
Form 13F Information Table Entry Total:      69
Form 13F Information Table Value Total:    440,447
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.     Form 13F File Number          Name

     ___     28-_____________________      NONE

     [Repeat as necessary.]

SELZ CAPITAL, LLC
File Number: 028-10873

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
                                                                                                           COLUMN 8
                                                                                                  ---------------------------
COLUMN 1                            COLUMN 2        COLUMN 3  COLUMN 4    COLUMN 5      COLUMN 6       VOTING AUTHORITY
--------                       -------------------- --------- -------- --------------- ---------- ---------------------------
                                                               VALUE     SHARES/PRN    INVESTMENT
NAME OF ISSUER                   TITLE OF CLASS       CUSIP   (X$1000) AMOUNT/PUT-CALL DISCRETION   SOLE    SHARED    NONE
--------------                 -------------------- --------- -------- --------------- ---------- --------- ------ ----------
ASSURED GUARANTY LTD           COM                  G0585R106   18,774  1,260,000 SH   SOLE         416,000     --    844,000
EVEREST RE GROUP LTD           COM                  G3223R108    6,614     75,000 SH   SOLE          23,000     --     52,000
SEACUBE CONTAINER LEASING LT   SHS                  G79978105      801     50,000 SH   SOLE              --     --     50,000
MILLICOM INTL CELLULAR S A     SHS                  L6388F110    3,481     36,200 SH   SOLE              --     --     36,200
COSTAMARE INC                  SHS                  Y1771G102    6,956    400,000 SH   SOLE         135,000     --    265,000
ATP OIL & GAS CORP             COM                  00208J108    2,717    150,000 SH   SOLE          52,000     --     98,000
ABITIBIBOWATER INC             COM                  003687209    4,031    150,000 SH   SOLE          54,000     --     96,000
ALLIANCE HOLDINGS GP LP        COM UNITS LP         01861G100    1,681     32,000 SH   SOLE              --     --     32,000
ALLIANCE RES PARTNER L P       UT LTD PART          01877R108   22,638    278,000 SH   SOLE          98,000     --    180,000
ANNALY CAP MGMT INC            NOTE 4.0% 2/15/15    035710AA0    2,323  2,000,000 PRN  SOLE       1,000,000     --  1,000,000
ANNALY CAP MGMT INC            COM                  035710409   16,237    930,500 SH   SOLE         377,700     --    552,800
APOLLO INVT CORP               COM                  03761U106    3,015    250,000 SH   SOLE          90,000     --    160,000
APPLE INC                      COM                  037833100   17,423     50,000 SH   SOLE          24,000     --     26,000
ATLAS ENERGY LP                COM UNITS LP         04930A104    4,014    179,666 SH   SOLE          55,000     --    124,666
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER       096627104    6,532    200,000 SH   SOLE          58,000     --    142,000
CVS CAREMARK CORPORATION       COM                  126650100    6,864    200,000 SH   SOLE          69,000     --    131,000
CAPITALSOURCE INC              SDCV 4.0% 7/15/34    14055XAE2    8,221  8,200,000 PRN  SOLE       2,161,000     --  6,039,000
CELGENE CORP                   COM                  151020104    1,726     30,000 SH   SOLE          11,000     --     19,000
CENTRAL EUROPEAN DIST CORP     NOTE 3.0% 3/15/13    153435AA0   11,641 13,400,000 PRN  SOLE       4,580,000     --  8,820,000
CHARTER COMMUNICATIONS INC D   CL A                 16117M305    1,013     20,000 SH   SOLE          15,000     --      5,000
CHEMTURA CORP                  COM                  163893209    3,526    205,000 SH   SOLE          63,000     --    142,000
COEUR D ALENE MINES CORP IDA   COM                  192108504   10,434    300,000 SH   SOLE         100,000     --    200,000
COPANO ENERGY L L C            COM UNITS            217202100   10,680    300,000 SH   SOLE          92,000     --    208,000
CREXUS INVT CORP               COM                  226553105    5,710    500,000 SH   SOLE         177,000     --    323,000
CROSSTEX ENERGY L P            COM                  22765U102    2,707    160,000 SH   SOLE          56,000     --    104,000
CYPRESS SHARPRIDGE INVTS INC   COM                  23281A307    1,268    100,000 SH   SOLE          34,000     --     66,000
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN       29273R109    4,865     94,000 SH   SOLE          28,000     --     66,000
EQUINIX INC                    COM                  29444U502    4,100     45,000 SH   SOLE          16,000     --     29,000
FERRO CORP                     NOTE 6.50% 8/15/13   315405AL4   10,529 10,100,000 PRN  SOLE       3,010,000     --  7,090,000
FLAMEL TECHNOLOGIES SA         SPONSORED ADR        338488109    3,966    659,900 SH   SOLE         189,900     --    470,000
FLOW INTL CORP                 COM                  343468104    3,358    765,000 SH   SOLE         315,000     --    450,000
GENERAL MTRS CO                COM                  37045V100    6,827    220,000 SH   SOLE          79,000     --    141,000
GENESIS ENERGY L P             UNIT LTD PARTN       371927104    7,078    250,000 SH   SOLE          46,000     --    204,000
GOLDCORP INC NEW               COM                  380956409    1,497     30,000 SH   SOLE              --     --     30,000
GOOGLE INC                     CL A                 38259P508    2,931      5,000 SH   SOLE           1,800     --      3,200
HERTZ GLOBAL HOLDINGS INC      COM                  42805T105    6,252    400,000 SH   SOLE         144,000     --    256,000
ICONIX BRAND GROUP INC         NOTE 1.875% 6/30/12  451055AB3   12,135 12,000,000 PRN  SOLE       3,240,000     --  8,760,000
ICONIX BRAND GROUP INC         COM                  451055107   10,740    500,000 SH   SOLE         201,000     --    299,000
IMPERIAL HLDGS INC             COM                  452834104      508     50,000 SH   SOLE              --     --     50,000
INERGY L P                     UNIT LTD PTNR        456615103   13,209    329,400 SH   SOLE          88,000     --    241,400
INTERNATIONAL BUSINESS MACHS   COM                  459200101    3,261     20,000 SH   SOLE           7,000     --     13,000
ISHARES SILVER TRUST           ISHARES              46428Q109   10,406    283,000 SH   SOLE          72,000     --    211,000
KKR FINANCIAL HLDGS LLC        NOTE 7.0% 7/15/12    48248AAB4    2,085  2,000,000 SH   SOLE         540,000     --  1,460,000
KKR FINANCIAL HLDGS LLC        COM                  48248A306   10,231  1,045,000 SH   SOLE         370,000     --    675,000
KIMBER RES INC                 COM                  49435N101      505    300,000 SH   SOLE         100,000     --    200,000
KINDER MORGAN MANAGEMENT LLC   SHS                  49455U100    7,249    110,513 SH   SOLE          35,738     --     74,775
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT       55608B105   15,628    655,000 SH   SOLE         377,000     --    278,000
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP       559080106   14,726    245,999 SH   SOLE          72,737     --    173,262
NII HLDGS INC                  NOTE 3.125% 6/15/12  62913FAJ1   21,105 21,000,000 PRN  SOLE       6,010,000     -- 14,990,000
NEW GOLD INC CDA               COM                  644535106      271     23,000 SH   SOLE           8,000     --     15,000
NUSTAR GP HOLDINGS LLC         UNIT RESTG LLC       67059L102   10,607    291,000 SH   SOLE          79,000     --    212,000
PARAMOUNT GOLD & SILVER CORP   COM                  69924P102      582    150,000 SH   SOLE          52,000     --     98,000
RESOURCE CAP CORP              COM                  76120W302    8,106  1,230,000 SH   SOLE         362,000     --    868,000
RHINO RESOURCE PARTNERS LP     COM UNIT REPST       76218Y103    2,510    100,000 SH   SOLE          34,000     --     66,000
SPDR GOLD TRUST                GOLD SHS             78463V107    8,844      2,200 CALL SOLE             920     --      1,280
SPDR SERIES TRUST              KBW REGN BK ETF      78464A698    1,332     50,000 SH   SOLE          18,000     --     32,000
SPDR SERIES TRUST              SPDR KBW BK ETF      78464A797    1,291     50,000 SH   SOLE          18,000     --     32,000
SCHWEITZER-MAUDUIT INTL INC    COM                  808541106    7,592    150,000 SH   SOLE          51,000     --     99,000
SCOTTS MIRACLE GRO CO          CL A                 810186106      579     10,000 SH   SOLE           4,000     --      6,000
TEMPLE INLAND INC              COM                  879868107      702     30,000 SH   SOLE          11,000     --     19,000
TWO HBRS INVT CORP             COM                  90187B101    5,706    545,000 SH   SOLE         160,000     --    385,000
UNITED CONTL HLDGS INC         COM                  910047109    2,494    108,500 SH   SOLE          38,975     --     69,525
VANDA PHARMACEUTICALS INC      COM                  921659108      729    100,000 SH   SOLE          32,000     --     68,000
VERIFONE SYS INC               NOTE 1.375% 6/15/12  92342YAB5    4,703  3,500,000 PRN  SOLE       1,010,000     --  2,490,000
VICOR CORP                     COM                  925815102    3,958    240,000 SH   SOLE         117,000     --    123,000
VISA INC                       COM CL A             92826C839    5,153     70,000 SH   SOLE          25,000     --     45,000
WILLIAMS PARTNERS L P          COM UNIT L P         96950F104   10,360    200,000 SH   SOLE          72,000     --    128,000
WORLD ACCEP CORPORATION        NOTE 3.0%10/01/11    981417AB4    2,220  2,000,000 PRN  SOLE         700,000     --  1,300,000
YAMANA GOLD INC                COM                  98462Y100    8,490    686,500 SH   SOLE         168,000     --    518,500
                                                               440,447
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